Cash and Cash Equivalents - Additional Information (Detail)	Jun. 30, 2025	Jun. 30, 2024
Bottom of Range [member]
Disclosure of cash and cash equivalents [line items]
Interest rate	0.00%	0.00%
Top of Range [member]
Disclosure of cash and cash equivalents [line items]
Interest rate	4.20%	4.80%